Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 11—Income Taxes

The following are the domestic and foreign components of the Company’s income (loss) before income taxes (in thousands):

	Year Ended December 31,
	2014	2015	2016
Domestic	$(1,226)	$29,224	$45,904
International	283	631	(2,070)

Income (loss) before income taxes	$(943)	$29,855	$43,834

The following are the components of the provision for (benefit from) income taxes (in thousands):

	Year Ended December 31,
	2014	2015	2016
Current:
Federal	$321	$11,123	$18,300
State and local	167	2,325	5,595
Foreign	73	140	64

Total current provision	561	13,588	23,959

Deferred:
Federal	(827)	197	(68)
State and local	(682)	141	(539)

Total deferred (benefit) provision	(1,509)	338	(607)

Total provision for (benefit from) income taxes	$(948)	$13,926	$23,352

A reconciliation of the statutory tax rate to the effective tax rate for the periods presented is as follows:

	Year Ended December 31,
	2014	2015	2016
U.S. federal statutory income tax rate	34.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	8.5	5.4	7.5
Foreign income at other than U.S. rates	2.0	(0.3)	1.1
Stock-based compensation expense	(163.8)	0.4	3.8
Meals and entertainment	(5.5)	0.2	0.3
Change in preferred stock warrant liabilities	(20.1)	7.0	7.6
Research and development credit	20.6	(1.0)	(3.1)
Other permanent items	(3.4)	(0.1)	0.4
Change in valuation allowance	228.2	—	0.7

Effective income tax rate	100.5%	46.6%	53.3%

Set forth below are the tax effects of temporary differences that give rise to a significant portion of the deferred tax assets and deferred tax liabilities (in thousands).

	As of December 31,
	2015	2016
Deferred tax assets (liabilities):
Reserves and allowances	$919	$1,774
Accrued expenses	2,093	2,651
Net operating losses	55	326
Other	238	1,166
Prepaid expenses	(244)	(484)
Property and equipment	(1,226)	(2,254)
Capitalized software development costs	(664)	(1,075)
Valuation allowance	—	(326)

Total deferred tax assets, net	$1,171	$1,778

As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets. During 2016, management recorded a valuation allowance of $0.3 million against its United Kingdom (“U.K.”) net deferred tax assets, based on the previous history of cumulative losses and the conclusion that future taxable profit may not be available for the utilization of the deferred tax assets for U.K. income tax purposes.

As of December 31, 2016, the Company had net operating loss carryforwards (“NOLs”) in the U.K. of approximately $0.3 million, which carry forward indefinitely. As of December 31, 2016, the Company had state research and development tax credits of approximately $0.5 million, which carry forward indefinitely.

As of December 31, 2016, unremitted earnings of the subsidiaries outside of the United States were approximately $0.8 million, on which no U.S. taxes have been paid. The Company’s intention is to indefinitely reinvest these earnings outside the United States. Upon distribution of those earnings in the form of a dividend or otherwise, the Company would be subject to both U.S. income taxes (subject to an adjustment for foreign tax credits) and withholding taxes payable to various foreign countries. The amounts of such tax liabilities that might be payable upon repatriation of foreign earnings, after consideration of corresponding foreign tax credits, are not material.

As of December 31, 2015, the Company did not have any unrecognized tax benefits. As of December 31, 2016, the Company had gross unrecognized tax benefits of approximately $1.0 million which would affect the Company’s effective tax rate if recognized. The Company classifies liabilities for unrecognized tax benefits for which it does not anticipate payment or receipt of cash within one year in other liabilities, non-current.

A reconciliation of the beginning and ending amounts of gross unrecognized tax benefits is as follows (in thousands):

Year Ended December 31, 2016
Beginning balance	$—
Increases related to current year tax positions	605
Increases related to prior year tax positions	402

Ending balance	$1,007

Interest and penalties related to the Company’s unrecognized tax benefits accrued as of December 31, 2016 were not material. The Company does not expect significant changes to the unrecognized tax benefits during the next twelve months.

The Company is subject to examination by taxing authorities in the U.S. federal, state and various foreign jurisdictions. For federal and state income taxes, the Company remains subject to examination for 2010 and subsequent years. The majority of our foreign subsidiaries remain subject to examination by the local taxing authorities for 2013 and subsequent periods.